Segment Information (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Information (Details) [Line Items]
Consolidated revenues	10.00%	10.00%	10.00%
Revenues percentage	45.80%	57.90%	50.00%
Revenue of total sales, percentage	10.00%
Sugarcane Segment [Member]
Segment Information (Details) [Line Items]
Revenues percentage	63.10%	97.80%	99.00%
Grain/Cotton Segments [Member]
Segment Information (Details) [Line Items]
Revenues percentage	42.00%	41.00%
Grains Segment [Member]
Segment Information (Details) [Line Items]
Revenues percentage			23.00%